Key Management Personnel Compensation (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Key Management Personnel Compensation
Short-term employee benefits	$ 570,256	$ 681,666	$ 652,514
Post-employment benefits	32,087	25,947	26,004
Share-based payments	59,975	353,670	1,606,275
Total Key Management Personnel Compensation	$ 662,318	$ 1,061,283	$ 2,284,793